Financial Instruments Financial Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) (Cheniere Energy Partners, LP [Member], USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
LNG Inventory Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (218)	$ (161)	$ 232
Derivative, Collateral, Right to Reclaim Cash	0	0	0
LNG Inventory Derivatives [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(218)	(161)	232
Fuel Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	27	(98)
Derivative, Collateral, Right to Reclaim Cash		0	0
Fuel Derivatives [Member] | Prepaid Expenses and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	27	0
Fuel Derivatives [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		0	98
Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	15,059	84,639	(26,424)
Designated as Hedging Instrument [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value		0	(21,290)
Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Collateral, Right to Reclaim Cash			0
Not Designated as Hedging Instrument [Member] | Noncurrent Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Assets, at Fair Value	32,161	98,123	0
Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(17,102)	(13,484)	0
Not Designated as Hedging Instrument [Member] | Non-current Derivative Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value		0	(5,134)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative, Collateral, Right to Reclaim Cash	$ 0	$ 0	$ 0